UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
_811-07851

Franklin Fund Allocator Series
 (Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: _11/30/20

Item 1. Reports to Stockholders.

Semiannual Report
Franklin Fund
Allocator Series
November 30, 2020
Franklin Payout 2020 Fund
Franklin Payout 2021 Fund
Franklin Payout 2022 Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual report

Contents
Semiannual Report
Economic and Market Overview 2
Franklin Payout 2020 Fund 3
Franklin Payout 2021 Fund 8
Franklin Payout 2022 Fund 13
Financial Highlights and Statements of Investments 18
Financial Statements 31
Notes to Financial Statements 35
Shareholder Information 42

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Semiannual Report
SEMIANNUAL REPORT
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg
Barclays U.S. Aggregate Bond Index, posted modest
total returns during the six months ended November 30,
2020, as markets adjusted to the disruption caused by
the novel coronavirus (COVID-19) pandemic. Before the
period, investor flight to perceived safety had driven the
10-year U.S. Treasury yield (which moves inversely to
price) to intraday record lows, while corporate bond yields
increased, reflecting increased credit risk amid widespread
economic disruption. During the period, however, U.S.
Federal Reserve (Fed) support and the gradual reopening
of the U.S. economy reduced many investors’ concerns
about solvency, and corporate bonds rebounded. Corporate
bonds, particularly high-yield bonds, also benefited from the resolution of the U.S. election and several promising vaccine results.
The Fed maintained the federal funds target rate at a range
of 0.00%–0.25% and continued its program of open-ended
purchasing of government-backed and corporate bonds as
necessary to help keep markets functioning, significantly
expanding its balance sheet. Furthermore, the Fed signaled
that interest rates would potentially remain low, even if
inflation moderately exceeded the Fed’s 2% target for some
time.
U.S. Treasury bonds, as measured by the Bloomberg
Barclays U.S. Treasury Index, posted relatively flat total
returns for the period. The 10-year U.S. Treasury yield
declined to a new record closing low in early August 2020
and rose for the period, but it remained historically low
despite the widening U.S. federal budget deficit and a
massive increase in issuance. Mortgage-backed securities
(MBS), as measured by the Bloomberg Barclays MBS
Index, posted relatively flat returns for the period despite
Fed support, as lower interest rates led to accelerated
prepayments from mortgage refinancing.
U.S. corporate bond performance was strong overall but
varied based on credit rating, reflecting the recovery of credit markets following the initial COVID-19 shock. As Fed support tempered many investors’ concerns about credit quality,
corporate bonds rebounded, particularly for the lower-rated
segment. Consequently, high-yield corporate bonds, as
represented by the Bloomberg Barclays U.S. Corporate High
Yield Bond Index, advanced significantly. Investment-grade
corporate bonds, as represented by the Bloomberg Barclays
U.S. Corporate Bond Index, also posted solid performance.
The foregoing information reflects our analysis and opinions as of November 30, 2020 . The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.

franklintempleton.com
Semiannual Report
Franklin Payout 2020 Fund
This semiannual report for Franklin Payout 2020 Fund
covers the period ended November 30, 2020 . As previously
communicated, the Fund was scheduled to liquidate on
January 8, 2021. In preparation for the Fund’s liquidation,
the Fund closed to all investors at the close of market on
December 18, 2020.
Your Fund’s Goal and Main Investments
The Fund seeks capital preservation and income with
a predetermined maturity date. Under normal market
conditions, the Fund invests predominantly in U.S. dollar-
denominated investment-grade debt securities and
investments, including government and corporate debt
securities and asset-backed securities and municipal
securities.
Performance Overview
The Fund’s Advisor Class shares posted a +0.20%
cumulative total return for the six months under review. In
comparison, the Fund’s benchmark, the Bloomberg Barclays
U.S. Government/Credit 2020 Maturity Index, posted a
+0.15% total return.
1
The index includes investment-grade,
U.S. dollar-denominated, fixed-rate Treasuries, government
related and corporate securities and foreign debt maturing in
2020. You can find more of the Fund’s performance data in
the Performance Summary beginning on page 5 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, call
a Franklin Templeton Institutional Services representative at
(800) 321-8563 .
Investment Strategy
We focus on investment-grade securities and investments
or in unrated securities and investments we determine
are of comparable quality. Our focus on the portfolio’s
credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the
Fund’s assets in U.S. dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors
based on our assessment of changing economic, market,
industry and issuer conditions. We use a top-down analysis
of macroeconomic trends, combined with a bottom-up
fundamental analysis of market sectors, industries and
issuers, to try to take advantage of varying sector reactions to economic events.
Although the Fund may invest in individual securities of
any maturity, the Fund is a term fund and is managed to
mature in 2020. Over time, the Fund’s duration and weighted
average maturity will decline as 2020 approaches. In the
later months of operation, when the debt securities held
by the Fund mature, the proceeds from such securities
will be held in cash, cash equivalents and money market
instruments, including affiliated money market funds, or
invested in short-term bonds. In early December 2020, the
Fund is expected to consist almost entirely of cash, cash
equivalents and money market instruments. The Fund is not
designed for long-term capital appreciation and does not
provide a complete solution for a shareholder’s retirement
income needs. The Fund does not guarantee a level of
dividends, income or principal at or before its target maturity date.
Manager’s Discussion
During the period under review, the Fund’s exposure to
investment-grade corporate securities was the primary
contributor to returns. The Fund’s allocation to high-yield
corporate credit also benefited performance. Conversely,
security selection in the high-yield corporate sector hindered results.
Portfolio Composition
11/30/20
% of Total
Net Assets
U.S. Government and Agency Securities 9.9%
Corporate Bonds 3.7%
Short-Term Investments & Other Net Assets 86.4%
1. Source: FactSet.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
20
.

Franklin Payout 2020 Fund

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Semiannual Report
*Securities are listed by issuer, which may appear by another name in the SOI.
At period-end, we remained overweighted and focused on
investment-grade corporate credit securities. Conversely, we maintained an underweighted allocation to the U.S. Treasury
sector as its valuations and income levels remained
unattractive, in our view. Additionally, we maintained an
underweighted duration positioning in the portfolio compared with the index, driven largely by our focus on bonds with final maturity dates closer to the Fund’s predetermined maturity
date.
Thank you for your trust and participation in Franklin Payout
2020 Fund. It has been our privilege to serve you.
David Yuen, CFS, FRM
Tina Chou
Thomas Runkel, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of November 30, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Fund Holdings*
11/30/20
Issuer
% of Total
Net Assets
a a
U.S. Treasury Notes 5.0%
FHLB 4.9%
Hershey Co. (The) 2.4%
Cigna Holding Co. 1.2%
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of November 30, 2020
Franklin Payout 2020 Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 11/30/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%.
Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at
(800) 321-8563 .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Advisor
6-Month +0.20% +0.20%
1-Year +1.15% +1.15%
5-Year +10.46% +2.01%
Since Inception (6/1/15) +10.91% +1.90%
See page 6 for Performance Summary footnotes.

Franklin Payout 2020 Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distri-
butions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmen-
tal or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.
The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
4
Share Class
With Fee
Waiver
Without Fee
Waiver
Advisor 0.46% 3.62%

Your Fund’s Expenses
Franklin Payout 2020 Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 6/1/20
Ending
Account
Value 11/30/20
Expenses
Paid During
Period
6/1/20–11/30/20
1,2
Ending
Account
Value 11/30/20
Expenses
Paid During
Period
6/1/20–11/30/20
1,2
a
Net
Annualized
Expense
Ratio
2
R6 $1,000 $1,001.99 $1.44 $1,023.63 $1.46 0.29%
Advisor $1,000 $1,001.99 $1.44 $1,023.63 $1.46 0.29%

franklintempleton.com
Semiannual Report
Franklin Payout 2021 Fund
This semiannual report for Franklin Payout 2021 Fund
covers the period ended November 30, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks capital preservation and income with
a predetermined maturity date. Under normal market
conditions, the Fund invests predominantly in U.S. dollar-
denominated investment-grade debt securities and
investments, including government and corporate debt
securities and asset-backed securities and municipal
securities.
Performance Overview
The Fund’s Advisor Class shares posted a +0.48%
cumulative total return for the six months under review. In
comparison, the Fund’s benchmark, the Bloomberg Barclays
U.S. Government/Credit 2021 Maturity Index, posted a
+0.32% total return.
1
The index includes investment-grade,
U.S. dollar-denominated, fixed-rate Treasuries, government
related and corporate securities and foreign debt maturing in
2021. You can find more of the Fund’s performance data in
the Performance Summary beginning on page 10 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, call
a Franklin Templeton Institutional Services representative at
(800) 321-8563 .
Investment Strategy
We focus on investment-grade securities and investments
or in unrated securities and investments we determine
are of comparable quality. Our focus on the portfolio’s
credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the
Fund’s assets in U.S. dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors
based on our assessment of changing economic, market,
industry and issuer conditions. We use a top-down analysis
of macroeconomic trends, combined with a bottom-up
fundamental analysis of market sectors, industries and
issuers, to try to take advantage of varying sector reactions to economic events.
Although the Fund may invest in individual securities of
any maturity, the Fund is a term fund and is managed to
mature in 2021. Over time, the Fund’s duration and weighted
average maturity will decline as 2021 approaches. In the
later months of operation, when the debt securities held
by the Fund mature, the proceeds from such securities
will be held in cash, cash equivalents and money market
instruments, including affiliated money market funds, or
invested in short-term bonds. In early December 2021, the
Fund is expected to consist almost entirely of cash, cash
equivalents and money market instruments. The Fund is not
designed for long-term capital appreciation and does not
provide a complete solution for a shareholder’s retirement
income needs. The Fund does not guarantee a level of
dividends, income or principal at or before its target maturity date.
Manager’s Discussion
During the period under review, the Fund’s allocation to
investment-grade corporate securities was the primary
contributor to relative performance. The Fund’s allocation
to high-yield corporate credit also contributed, as did an
allocation to taxable municipal bonds. In addition, security selection within sovereign developed-market debt benefited
performance. Conversely, security selection in the high-yield corporate sector detracted from performance, as did an
allocation to sovereign emerging-market debt. The Fund’s
slight overweight duration positioning benefited results.
Portfolio Composition
11/30/20
% of Total
Net Assets
Corporate Bonds 59.6%
U.S. Government and Agency Securities 17.5%
Foreign Government and Agency Securities 4.9%
Municipal Bonds 2.5%
Short-Term Investments & Other Net Assets 15.5%
1. Source: FactSet.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
23
.

Franklin Payout 2021 Fund

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Semiannual Report
*Securities are listed by issuer, which may appear by another name in the SOI.
At period-end, we remained overweighted and focused on
investment-grade corporate credit securities. This focus
is based on our belief that valuations remained relatively
attractive at quarter-end on a longer-term basis as well as
the increased earnings potential available from this sector.
Conversely, we maintained an underweighted allocation
to the U.S. Treasury sector as its valuations and income
levels remained unattractive, in our view. Additionally, we
maintained a small overweight duration positioning in the
portfolio compared with the index, driven largely by our focus on final maturity dates closer to year-end as compared to the benchmark index.
Thank you for your participation in Franklin Payout 2021
Fund. We look forward to serving your future investment
needs.
David Yuen, CFS, FRM
Tina Chou
Thomas Runkel, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of November 30, 2020, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings*
11/30/20
Issuer
% of Total
Net Assets
a a
U.S. Treasury Notes 7.8%
FHLB 4.9%
FFCB 4.8%
Telstra Corp. Ltd. 2.5%
State of California 2.5%
General Electric Co. 2.5%
Total Capital SA 2.5%
BP Capital Markets plc 2.4%
UnitedHealth Group, Inc. 2.4%
New York Life Global Funding 2.4%

Performance Summary as of November 30, 2020
Franklin Payout 2021 Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 11/30/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%.
Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at
(800) 321-8563 .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Advisor
6-Month +0.48% +0.48%
1-Year +2.72% +2.72%
5-Year +13.94% +2.65%
Since Inception (6/1/15) +14.97% +2.57%
See page 11 for Performance Summary footnotes.

Franklin Payout 2021 Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distri-
butions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmen-
tal or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.
The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
4
Share Class
With Fee
Waiver
Without Fee
Waiver
Advisor 0.47% 3.53%

Your Fund’s Expenses
Franklin Payout 2021 Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 6/1/20
Ending
Account
Value 11/30/20
Expenses
Paid During
Period
6/1/20–11/30/20
1,2
Ending
Account
Value 11/30/20
Expenses
Paid During
Period
6/1/20–11/30/20
1,2
a
Net
Annualized
Expense
Ratio
2
R6 $1,000 $1,000.00 $1.44 $1,023.62 $1.46 0.29%
Advisor $1,000 $1,000.00 $1.44 $1,023.62 $1.46 0.29%

franklintempleton.com
Semiannual Report
Franklin Payout 2022 Fund
This semiannual report for Franklin Payout 2022 Fund
covers the period ended November 30, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks capital preservation and income with
a predetermined maturity date. Under normal market
conditions, the Fund invests predominantly in U.S. dollar-
denominated investment-grade debt securities and
investments, including government and corporate debt
securities and asset-backed securities and municipal
securities.
Performance Overview
The Fund’s Advisor Class shares posted a +0.76%
cumulative total return for the six months under review. In
comparison, the Fund’s benchmark, the Bloomberg Barclays
U.S. Government/Credit 2022 Maturity Index, posted a
+0.51% total return.
1
The index includes investment-grade,
U.S. dollar-denominated, fixed-rate Treasuries, government
related and corporate securities and foreign debt maturing in
2022. You can find more of the Fund’s performance data in
the Performance Summary beginning on page 15.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, call
a Franklin Templeton Institutional Services representative at
(800) 321-8563 .
Investment Strategy
We focus on investment-grade securities and investments
or in unrated securities and investments we determine
are of comparable quality. Our focus on the portfolio’s
credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the
Fund’s assets in U.S. dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors
based on our assessment of changing economic, market,
industry and issuer conditions. We use a top-down analysis
of macroeconomic trends, combined with a bottom-up
fundamental analysis of market sectors, industries and
issuers, to try to take advantage of varying sector reactions to economic events.
Although the Fund may invest in individual securities of
any maturity, the Fund is a term fund and is managed to
mature in 2022. Over time, the Fund’s duration and weighted
average maturity will decline as 2022 approaches. In the
later months of operation, when the debt securities held
by the Fund mature, the proceeds from such securities
will be held in cash, cash equivalents and money market
instruments, including affiliated money market funds, or
invested in short-term bonds. In early December 2022, the
Fund is expected to consist almost entirely of cash, cash
equivalents and money market instruments. The Fund is not
designed for long-term capital appreciation and does not
provide a complete solution for a shareholder’s retirement
income needs. The Fund does not guarantee a level of
dividends, income or principal at or before its target maturity date.
Manager’s Discussion
During the period under review, the Fund’s allocation to
investment-grade corporate securities was the primary
contributor to relative performance. The Fund’s allocation to the asset-backed security sector also benefited performance, along with selection in U.S. agency debt. Conversely,
security selection in investment-grade corporate securities
detracted from results, as did selection within sovereign
developed-market debt. The Fund’s slight overweight
duration positioning benefited results.
Portfolio Composition
11/30/20
% of Total
Net Assets
Corporate Bonds 64.1%
U.S. Government and Agency Securities 17.8%
Foreign Government and Agency Securities 5.5%
Asset-Backed Securities 4.2%
Short-Term Investments & Other Net Assets 8.4%
1. Source: FactSet.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
28
.

Franklin Payout 2022 Fund

franklintempleton.com
Semiannual Report
*Securities are listed by issuer, which may appear by another name in the SOI.
At period-end, we remained overweighted and focused on
investment-grade corporate credit securities. This focus
is based on our belief that valuations remained relatively
attractive at quarter-end on a longer-term basis as well as
the increased earnings potential available from this sector.
Conversely, we maintained an underweighted allocation to
the U.S. Treasury sector as its valuations and income levels remained unattractive, in our view. We maintained a small
overweight duration positioning in the portfolio, driven largely by our focus on final maturity dates closer to year-end as
compared to the index.
Thank you for your participation in Franklin Payout 2022
Fund. We look forward to serving your future investment
needs.
David Yuen, CFS, FRM
Tina Chou
Thomas Runkel, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of November 30, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings*
11/30/20
Issuer
% of Total
Net Assets
a a
U.S. Treasury Notes 9.4%
FHLB 8.4%
International Business Machines Corp. 2.8%
International Bank for Reconstruction &
Development 2.8%
United Parcel Service, Inc. 2.8%
Walmart, Inc. 2.8%
Philip Morris International, Inc. 2.8%
MetLife, Inc. 2.8%
Caterpillar Financial Services Corp. 2.8%
UnitedHealth Group, Inc. 2.8%

Performance Summary as of November 30, 2020
Franklin Payout 2022 Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 11/30/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%.
Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at
(800) 321-8563 .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Advisor
6-Month +0.76% +0.76%
1-Year +4.40% +4.40%
Since Inception (1/23/18) +11.93% +4.03%
See page 16 for Performance Summary footnotes.

Franklin Payout 2022 Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distri-
butions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmen-
tal or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.
The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
4
Share Class
With Fee
Waiver
Without Fee
Waiver
Advisor 0.45% 3.90%

Your Fund’s Expenses
Franklin Payout 2022 Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not inc lude acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 6/1/20
Ending
Account
Value 11/30/20
Expenses
Paid During
Period
6/1/20–11/30/20
1,2
Ending
Account
Value 11/30/20
Expenses
Paid During
Period
6/1/20–11/30/20
1,2
a
Net
Annualized
Expense
Ratio
2
R6 $1,000 $1,007.55 $1.45 $1,023.62 $1.46 0.29%
Advisor $1,000 $1,007.55 $1.45 $1,023.62 $1.46 0.29%

Franklin Fund Allocator Series
Financial Highlights
Franklin Payout 2020 Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
November
30, 2020
(unaudited)
Year Ended May 31,
Year Ended
May 31, 2016
a
2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.07 $10.04 $9.95 $10.17 $10.17 $10.00
Income from investment operations
b
:
Net investment income
c
............. 0.07 0.20 0.21 0.20 0.21 0.20
Net realized and unrealized gains (losses) (0.05) 0.03 0.09 (0.22) (0.01) 0.11
Total from investment operations ........ 0.02 0.23 0.30 (0.02) 0.20 0.31
Less distributions from:
Net investment income .............. — (0.20) (0.21) (0.20) (0.20) (0.14)
Net asset value, end of period .......... $10.09 $10.07 $10.04 $9.95 $10.17 $10.17
Total return
d
....................... 0.20% 2.36% 3.03% (0.18)% 1.99% 3.10%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.86% 3.60% 3.23% 2.74% 2.72% 3.59%
Expenses net of waiver and payments by
affiliates .......................... 0.29%
f
0.29%
f
0.29% 0.30% 0.30% 0.29%
Net investment income ............... 1.32% 1.98% 2.07% 2.03% 2.02% 2.01%
Supplemental data
Net assets, end of period (000’s) ........ $2,045 $2,042 $2,037 $2,018 $2,062 $2,061
Portfolio turnover rate ................ —% —% 6.50% —% 1.28% 4.23%
a
For the period June 1, 2015 (commencement of operations) to May 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Payout 2020 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
November
30, 2020
(unaudited)
Year Ended May 31,
Year Ended
May 31, 2016
a
2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.07 $10.04 $9.95 $10.17 $10.17 $10.00
Income from investment operations
b
:
Net investment income
c
............. 0.07 0.20 0.21 0.20 0.21 0.20
Net realized and unrealized gains (losses) (0.05) 0.03 0.08 (0.22) (0.01) 0.11
Total from investment operations ........ 0.02 0.23 0.29 (0.02) 0.20 0.31
Less distributions from:
Net investment income .............. — (0.20) (0.20) (0.20) (0.20) (0.14)
Net asset value, end of period .......... $10.09 $10.07 $10.04 $9.95 $10.17 $10.17
Total return
d
....................... 0.20% 2.36% 3.02% (0.18)% 2.00% 3.10%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.86% 3.60% 3.23% 2.74% 2.72% 3.59%
Expenses net of waiver and payments by
affiliates .......................... 0.29%
f
0.29%
f
0.30% 0.31% 0.30% 0.29%
Net investment income ............... 1.32% 1.98% 2.06% 2.02% 2.02% 2.01%
Supplemental data
Net assets, end of period (000’s) ........ $2,045 $2,042 $2,037 $2,018 $2,062 $2,061
Portfolio turnover rate ................ —% —% 6.50% —% 1.28% 4.23%
a
For the period June 1, 2015 (commencement of operations) to May 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments (unaudited), November 30, 2020
Franklin Payout 2020 Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 3.7%
Food Products 2.4%
Hershey Co. (The) , Senior Note , 4.125% , 12/01/20 ..........................
$ 100,000 $ 100,000
Health Care Providers & Services 1.3%
Cigna Holding Co. , Senior Note , 4.375% , 12/15/20 ..........................
50,000 50,054
Total Corporate Bonds (Cost $150,000) ........................................
150,054
U.S. Government and Agency Securities 9.9%
FHLB, 3.125%, 12/11/20 .............................................. 200,000 200,169
U.S. Treasury Notes, 2.375%, 12/31/20 ................................... 205,000 205,377
Total U.S. Government and Agency Securities (Cost $405,175) ....................
405,546
Total Long Term Investments (Cost $555,175) ...................................
555,600
a
a a a a
Short Term Investments 85.7%
Shares
a
Money Market Funds 85.7%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 3,503,893 3,503,893
Total Money Market Funds (Cost $3,503,893) ...................................
3,503,893
Total Short Term Investments (Cost $3,503,893 ) .................................
3,503,893
a
Total Investments (Cost $4,059,068) 99.3% .....................................
$4,059,493
Other Assets, less Liabilities 0.7% .............................................
31,272
Net Assets 100.0% ...........................................................
$4,090,765
See Abbreviations on page 41 .
a
See Note 3(d) regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin Payout 2021 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
November
30, 2020
(unaudited)
Year Ended May 31,
Year Ended
May 31, 2016
a
2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.31 $10.12 $9.96 $10.25 $10.30 $10.00
Income from investment operations
b
:
Net investment income
c
............. 0.10 0.22 0.23 0.23 0.23 0.22
Net realized and unrealized gains (losses) (0.05) 0.19 0.17 (0.29) (0.06) 0.23
Total from investment operations ........ 0.05 0.41 0.40 (0.06) 0.17 0.45
Less distributions from:
Net investment income .............. — (0.22) (0.23) (0.23) (0.22) (0.15)
Net realized gains ................. — — (0.01) — — —
Total distributions ................... — (0.22) (0.24) (0.23) (0.22) (0.15)
Net asset value, end of period .......... $10.36 $10.31 $10.12 $9.96 $10.25 $10.30
Total return
d
....................... 0.48% 4.15% 4.04% (0.65)% 1.68% 4.55%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 3.78% 3.50% 3.05% 2.50% 2.85% 3.56%
Expenses net of waiver and payments by
affiliates .......................... 0.29%
f
0.29%
f
0.29% 0.30% 0.30% 0.29%
Net investment income ............... 1.85% 2.12% 2.32% 2.25% 2.22% 2.21%
Supplemental data
Net assets, end of period (000’s) ........ $2,102 $2,093 $2,054 $2,022 $2,081 $2,090
Portfolio turnover rate ................ —% 5.31% 7.67% —% —% —%
a
For the period June 1, 2015 (commencement of operations) to May 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Payout 2021 Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
November
30, 2020
(unaudited)
Year Ended May 31,
Year Ended
May 31, 2016
a
2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.31 $10.12 $9.96 $10.25 $10.30 $10.00
Income from investment operations
b
:
Net investment income
c
............. 0.10 0.22 0.23 0.23 0.23 0.22
Net realized and unrealized gains (losses) (0.05) 0.19 0.17 (0.29) (0.06) 0.23
Total from investment operations ........ 0.05 0.41 0.40 (0.06) 0.17 0.45
Less distributions from:
Net investment income .............. — (0.22) (0.23) (0.23) (0.22) (0.15)
Net realized gains ................. — — (0.01) — — —
Total distributions ................... — (0.22) (0.24) (0.23) (0.22) (0.15)
Net asset value, end of period .......... $10.36 $10.31 $10.12 $9.96 $10.25 $10.30
Total return
d
....................... 0.48% 4.15% 4.02% (0.65)% 1.69% 4.55%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 3.78% 3.50% 3.05% 2.50% 2.85% 3.56%
Expenses net of waiver and payments by
affiliates .......................... 0.29%
f
0.29%
f
0.30% 0.31% 0.30% 0.29%
Net investment income ............... 1.85% 2.12% 2.31% 2.23% 2.22% 2.21%
Supplemental data
Net assets, end of period (000’s) ........ $2,102 $2,093 $2,054 $2,022 $2,081 $2,090
Portfolio turnover rate ................ —% 5.31% 7.67% —% —% —%
a
For the period June 1, 2015 (commencement of operations) to May 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments (unaudited), November 30, 2020
Franklin Payout 2021 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds 59.6%
Aerospace & Defense 2.4%
Boeing Co. (The) , Senior Note , 2.35% , 10/30/21 ..............
United States 100,000 $ 101,405
Beverages 2.4%
PepsiCo, Inc. , Senior Note , 1.7% , 10/06/21 ..................
United States 100,000 101,150
Biotechnology 2.5%
Gilead Sciences, Inc. , Senior Note , 4.4% , 12/01/21 ............
United States 100,000 102,968
Capital Markets 2.4%
Bank of New York Mellon Corp. (The) , Senior Note , 3.55% , 9/23/21
United States 100,000 102,432
Chemicals 2.4%
Air Products and Chemicals, Inc. , Senior Note , 3% , 11/03/21 .....
United States 100,000 102,501
Consumer Finance 4.9%
Caterpillar Financial Services Corp. , Senior Note , 1.931% , 10/01/21
United States 100,000 101,392
John Deere Capital Corp. , Senior Note , 3.15% , 10/15/21 ........
United States 100,000 102,563
203,955
Diversified Financial Services 2.5%
Berkshire Hathaway, Inc. , Senior Note , 3.75% , 8/15/21 .........
United States 100,000 102,565
Diversified Telecommunication Services 2.5%
a
Telstra Corp. Ltd. , Senior Bond , 144A, 4.8% , 10/12/21 .......... Australia 100,000 103,818
Electric Utilities 3.6%
Baltimore Gas and Electric Co. , Senior Note , 3.5% , 11/15/21 .....
United States 50,000 51,120
Duke Energy Corp. , Senior Note , 1.8% , 9/01/21 ..............
United States 100,000 100,969
152,089
Electrical Equipment 2.4%
Emerson Electric Co. , Senior Note , 2.625% , 12/01/21 ..........
United States 100,000 102,154
Energy Equipment & Services 2.4%
Halliburton Co. , Senior Note , 3.25% , 11/15/21 ................
United States 100,000 101,947
Food & Staples Retailing 2.4%
Kroger Co. (The) , Senior Note , 2.95% , 11/01/21 ..............
United States 50,000 51,070
Walgreens Boots Alliance, Inc. , Senior Note , 3.3% , 11/18/21 .....
United States 50,000 51,143
102,213
Food Products 1.2%
General Mills, Inc. , Senior Bond , 3.15% , 12/15/21 .............
United States 50,000 51,045
Health Care Providers & Services 2.4%
UnitedHealth Group, Inc. , Senior Note , 3.375% , 11/15/21 .......
United States 100,000 102,148
Hotels, Restaurants & Leisure 2.4%
Marriott International, Inc. , N , Senior Note , 3.125% , 10/15/21 .....
United States 50,000 50,636
Yum! Brands, Inc. , Senior Bond , 3.75% , 11/01/21 .............
United States 50,000 50,979
101,615
Industrial Conglomerates 2.5%
General Electric Co. , Senior Note , 4.65% , 10/17/21 ............
United States 100,000 103,712

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Payout 2021 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Insurance 3.7%
a
New York Life Global Funding , Secured Note , 144A, 1.7% , 9/14/21 United States 100,000 $ 101,142
Prudential Financial, Inc. , Senior Note , 4.5% , 11/16/21 .........
United States 50,000 52,015
153,157
Oil, Gas & Consumable Fuels 6.2%
BP Capital Markets plc , Senior Note , 3.561% , 11/01/21 .........
United Kingdom 100,000 102,927
Total Capital SA , Senior Bond , 4.25% , 12/15/21 ...............
France 100,000 104,212
Williams Cos., Inc. (The) , Senior Note , 4% , 11/15/21 ...........
United States 50,000 51,245
258,384
Pharmaceuticals 2.4%
Johnson & Johnson , Senior Note , 2.45% , 12/05/21 ............
United States 100,000 102,247
Road & Rail 1.2%
Norfolk Southern Corp. , Senior Bond , 3.25% , 12/01/21 .........
United States 50,000 51,154
Semiconductors & Semiconductor Equipment 2.4%
Intel Corp. , Senior Bond , 3.3% , 10/01/21 ....................
United States 100,000 102,499
Tobacco 2.4%
Philip Morris International, Inc. , Senior Note , 2.9% , 11/15/21 .....
United States 100,000 102,463
Total Corporate Bonds (Cost $2,460,188) .......................................
2,507,621
Foreign Government and Agency Securities 4.9%
Equinor ASA , Senior Note , 2.75% , 11/10/21 ..................
Norway 100,000 102,395
European Investment Bank , Senior Note , 2.125% , 10/15/21 .....
Supranational
b
100,000 101,726
Total Foreign Government and Agency Securities (Cost $200,039) ................
204,121
U.S. Government and Agency Securities 17.5%
FFCB, 2%, 12/01/21 ................................... United States 200,000 203,743
FHLB, 2.625%, 12/10/21 ................................ United States 200,000 205,150
U.S. Treasury Notes ,
1.875%, 11/30/21 .................................... United States 160,000 162,816
2.125%, 12/31/21 .................................... United States 160,000 163,494
Total U.S. Government and Agency Securities (Cost $720,711) ....................
735,203
Municipal Bonds 2.5%
California 2.5%
State of California, GO, 5.7%, 11/01/21 ..................... United States 100,000 104,885
Total Municipal Bonds (Cost $102,736) .........................................
104,885
Total Long Term Investments (Cost $3,483,674) .................................
3,551,830
a

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Payout 2021 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments 14.5%
a a
Country Shares
a
Value
a
Money Market Funds 14.5%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 608,413 $ 608,413
Total Money Market Funds (Cost $608,413) .....................................
608,413
Total Short Term Investments (Cost $608,413 ) ..................................
608,413
a
Total Investments (Cost $4,092,087) 99.0% .....................................
$4,160,243
Other Assets, less Liabilities 1.0% .............................................
44,497
Net Assets 100.0% ...........................................................
$4,204,740
See Abbreviations on page 41 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2020, the aggregate value of these securities was $204,960, representing 4.9% of net assets.
b
A supranational organization is an entity formed by two or more central governments through international treaties.
c
See Note 3(d) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin 2022 Payout Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
November
30, 2020
(unaudited)
Year Ended May 31,
Year Ended
May 31, 2018
a
2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $10.59 $10.24 $9.94 $10.00
Income from investment operations
b
:
Net investment income
c
...................................... 0.12 0.25 0.25 0.08
Net realized and unrealized gains (losses) ........................ (0.04) 0.35 0.29 (0.14)
Total from investment operations ................................. 0.08 0.60 0.54 (0.06)
Less distributions from:
Net investment income ....................................... — (0.25) (0.24) —
Net asset value, end of period ................................... $10.67 $10.59 $10.24 $9.94
Total return
d
................................................ 0.76% 5.94% 5.51% (0.60)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 3.97% 3.89% 4.62% 4.58%
Expenses net of waiver and payments by affiliates .................... 0.29%
f
0.29%
f
0.29%
f
0.30%
Net investment income ........................................ 2.19% 2.39% 2.50% 2.36%
Supplemental data
Net assets, end of period (000’s) ................................. $1,868 $1,853 $1,792 $1,739
Portfolio turnover rate ......................................... —% —% —% —%
a
For the period January 23, 2018 (commencement of operations) to May 31, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin 2022 Payout Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
November
30, 2020
(unaudited)
Year Ended May 31,
Year Ended
May 31, 2018
a
2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $10.59 $10.24 $9.94 $10.00
Income from investment operations
b
:
Net investment income
c
...................................... 0.12 0.25 0.25 0.08
Net realized and unrealized gains (losses) ........................ (0.04) 0.35 0.28 (0.14)
Total from investment operations ................................. 0.08 0.60 0.53 (0.06)
Less distributions from:
Net investment income ....................................... — (0.25) (0.23) —
Net asset value, end of period ................................... $10.67 $10.59 $10.24 $9.94
Total return
d
................................................ 0.76% 5.95% 5.48% (0.60)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 3.98% 3.89% 4.62% 4.58%
Expenses net of waiver and payments by affiliates .................... 0.29%
f
0.29%
f
0.30%
f
0.33%
Net investment income ........................................ 2.19% 2.39% 2.49% 2.33%
Supplemental data
Net assets, end of period (000’s) ................................. $1,868 $1,853 $1,792 $1,739
Portfolio turnover rate ......................................... —% —% —% —%
a
For the period January 23, 2018 (commencement of operations) to May 31, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments (unaudited), November 30, 2020
Franklin Payout 2022 Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds 64.1%
Aerospace & Defense 4.1%
General Dynamics Corp. , Senior Bond , 2.25% , 11/15/22 ........
United States 100,000 $ 103,360
Raytheon Co. , Senior Bond , 2.5% , 12/15/22 .................
United States 50,000 51,811
155,171
Air Freight & Logistics 2.8%
United Parcel Service, Inc. , Senior Note , 2.45% , 10/01/22 .......
United States 100,000 104,037
Banks 9.7%
Bank of America Corp. , Senior Note , 2.503% , 10/21/22 .........
United States 100,000 101,946
Bank of Montreal , Senior Note , 2.55% , 11/06/22 ..............
Canada 100,000 104,246
Citigroup, Inc. , Senior Note , 2.7% , 10/27/22 .................
United States 50,000 52,100
JPMorgan Chase & Co. , Senior Note , 3.25% , 9/23/22 ..........
United States 100,000 105,328
363,620
Biotechnology 1.4%
AbbVie, Inc. , Senior Note , 2.9% , 11/06/22 ...................
United States 50,000 52,306
Consumer Finance 5.6%
American Express Co. , Senior Note , 2.65% , 12/02/22 ..........
United States 100,000 104,632
Caterpillar Financial Services Corp. , Senior Note , 2.55% , 11/29/22
United States 100,000 104,388
209,020
Diversified Telecommunication Services 1.4%
Verizon Communications, Inc. , Senior Note , 2.45% , 11/01/22 .....
United States 50,000 51,511
Electric Utilities 1.4%
AEP Texas, Inc. , Senior Note , 2.4% , 10/01/22 ................
United States 50,000 51,674
Energy Equipment & Services 2.8%
a
Schlumberger Finance Canada Ltd. , Senior Note , 144A, 2.65% ,
11/20/22 .......................................... United States 100,000 103,829
Entertainment 2.8%
TWDC Enterprises 18 Corp. , Senior Note , 2.35% , 12/01/22 ......
United States 100,000 103,856
Equity Real Estate Investment Trusts (REITs) 1.4%
Realty Income Corp. , Senior Note , 3.25% , 10/15/22 ...........
United States 50,000 52,396
Food & Staples Retailing 2.8%
Walmart, Inc. , Senior Note , 2.35% , 12/15/22 .................
United States 100,000 104,223
Health Care Providers & Services 2.8%
UnitedHealth Group, Inc. , Senior Note , 2.375% , 10/15/22 .......
United States 100,000 103,855
Household Products 2.8%
Colgate-Palmolive Co. , Senior Note , 2.25% , 11/15/22 ..........
United States 100,000 103,885
Insurance 8.3%
a
MassMutual Global Funding II , Senior Secured Note , 144A, 2.5% ,
10/17/22 .......................................... United States 100,000 104,166
MetLife, Inc. , Senior Bond , 1.564% , 12/15/22 ................
United States 100,000 105,232
a
Swiss Re Treasury US Corp. , Senior Note , 144A, 2.875% , 12/06/22 Switzerland 100,000 102,552
311,950

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Payout 2022 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
IT Services 4.2%
Fiserv, Inc. , Senior Note , 3.5% , 10/01/22 ....................
United States 50,000 $ 52,444
International Business Machines Corp. , Senior Note , 2.875% ,
11/09/22 .......................................... United States 100,000 105,272
157,716
Multi-Utilities 1.4%
Public Service Enterprise Group, Inc. , Senior Note , 2.65% , 11/15/22
United States 50,000 52,148
Oil, Gas & Consumable Fuels 2.8%
a
APT Pipelines Ltd. , Senior Note , 144A, 3.875% , 10/11/22 ....... Australia 50,000 52,490
ONEOK Partners LP , Senior Bond , 3.375% , 10/01/22 ..........
United States 50,000 52,096
104,586
Professional Services 1.4%
Equifax, Inc. , Senior Note , 3.3% , 12/15/22 ...................
United States 50,000 52,501
Technology Hardware, Storage & Peripherals 1.4%
NetApp, Inc. , Senior Note , 3.25% , 12/15/22 ..................
United States 50,000 52,195
Tobacco 2.8%
Philip Morris International, Inc. , Senior Note , 2.5% , 11/02/22 .....
United States 100,000 104,099
Total Corporate Bonds (Cost $2,291,175) .......................................
2,394,578
Foreign Government and Agency Securities 5.5%
International Bank for Reconstruction & Development , Senior Note ,
1.875% , 10/07/22 .................................... Supranational
b
100,000 103,034
International Finance Corp. , Senior Note , 2% , 10/24/22 .........
Supranational
b
100,000 103,416
Total Foreign Government and Agency Securities (Cost $197,665) ................
206,450
U.S. Government and Agency Securities 17.8%
FHLB ,
1.875%, 12/09/22 .................................... United States 150,000 155,213
2.5%, 12/09/22 ..................................... United States 150,000 157,013
U.S. Treasury Notes ,
1.625%, 11/15/22 .................................... United States 170,000 174,914
2%, 11/30/22 ....................................... United States 170,000 176,285
Total U.S. Government and Agency Securities (Cost $632,357) ....................
663,425
Asset-Backed Securities 4.2%
Banks 1.4%
Capital One Multi-Asset Execution Trust , 2017-A6 , A6 , 2.29% ,
7/15/25 ........................................... United States 50,000 51,822
Consumer Finance 2.8%
American Express Credit Account Master Trust , 2017-7 , A , 2.35% ,
5/15/25 ........................................... United States 100,000 103,960
Total Asset-Backed Securities (Cost $147,176) ..................................
155,782
Total Long Term Investments (Cost $3,268,373) .................................
3,420,235
a

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Payout 2022 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 7.5%
a a
Country Shares
a
Value
a
Money Market Funds 7.5%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 278,925 $ 278,925
Total Money Market Funds (Cost $278,925) .....................................
278,925
Total Short Term Investments (Cost $278,925 ) ..................................
278,925
a
Total Investments (Cost $3,547,298) 99.1% .....................................
$3,699,160
Other Assets, less Liabilities 0.9% .............................................
36,265
Net Assets 100.0% ...........................................................
$3,735,425
See Abbreviations on page 41 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2020, the aggregate value of these securities was $363,037, representing 9.7% of net assets.
b
A supranational organization is an entity formed by two or more central governments through international treaties.
c
See Note 3(d) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
November 30, 2020 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Payout
2020 Fund
Franklin Payout
2021 Fund
Franklin Payout
2022 Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $555,175 $3,483,674 $3,268,373
Cost - Non-controlled affiliates (Note 3 d ) ...................... 3,503,893 608,413 278,925
Value - Unaffiliated issuers ................................ $555,600 $3,551,830 $3,420,235
Value - Non-controlled affiliates (Note 3 d ) ..................... 3,503,893 608,413 278,925
Cash .................................................. — — 185
Receivables:
Interest ............................................... 8,060 22,339 16,010
Affiliates .............................................. 46,499 67,210 63,360
Other assets ............................................ — — 3
Total assets ........................................ 4,114,052 4,249,792 3,778,718
Liabilities:
Payables:
Transfer agent fees ...................................... 42 48 138
Reports to shareholders .................................. 3,273 3,291 3,075
Registration and filing fees ................................ 6,975 6,947 6,038
Professional fees ....................................... 10,061 33,145 32,385
Pricing fees ........................................... 2,061 1,006 1,110
Accrued expenses and other liabilities ......................... 875 615 547
Total liabilities ....................................... 23,287 45,052 43,293
Net assets, at value ............................... $4,090,765 $4,204,740 $3,735,425
Net assets consist of:
Paid-in capital ........................................... $4,049,677 $4,054,606 $3,496,135
Total distributable earnings (losses) ........................... 41,088 150,134 239,290
Net assets, at value ............................... $4,090,765 $4,204,740 $3,735,425
Franklin Payout
2020 Fund
Franklin Payout
2021 Fund
Franklin Payout
2022 Fund
Class R6:
Net assets, at value ..................................... $2,045,389 $2,102,376 $1,867,729
Shares outstanding ...................................... 202,763 203,001 175,000
Net asset value and maximum offering price per share ........... $10.09 $10.36 $10.67
Advisor Class:
Net assets, at value ..................................... $2,045,376 $2,102,364 $1,867,696
Shares outstanding ...................................... 202,763 203,001 175,000
Net asset value and maximum offering price per share ........... $10.09 $10.36 $10.67

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the period ended November 30, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Payout
2020 Fund
Franklin Payout
2021 Fund
Franklin Payout
2022 Fund
Investment income:
Interest:
Unaffiliated issuers ...................................... $33,009 $45,090 $46,261
Total investment income ................................. 33,009 45,090 46,261
Expenses:
Management fees (Note 3 a ) ................................. 6,152 6,317 5,605
Transfer agent fees: (Note 3c )
    Class R6 ............................................. 210 236 174
    Advisor Class .......................................... 225 227 228
Custodian fees (Note 4 ) .................................... 138 137 10
Reports to shareholders .................................... 3,976 3,970 4,003
Registration and filing fees .................................. 18,664 18,654 15,189
Professional fees ......................................... 22,288 44,970 43,528
Pricing fees ............................................. 3,864 2,344 2,592
Other .................................................. 3,111 2,829 2,990
Total expenses ....................................... 58,628 79,684 74,319
Expense reductions (Note 4 ) ............................. (2) (7) (7)
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ........... (52,700) (73,588) (68,907)
Net expenses ....................................... 5,926 6,089 5,405
Net investment income .............................. 27,083 39,001 40,856
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 522 1,263 2,795
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (21,658) (21,268) (14,830)
Net realized and unrealized gain (loss) .......................... (21,136) (20,005) (12,035)
Net increase (decrease) in net assets resulting from operations ........ $5,947 $18,996 $28,821

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Payout 2020 Fund Franklin Payout 2021 Fund
Six Months Ended
November 30, 2020
(unaudited)
Year Ended
May 31, 2020
Six Months Ended
November 30, 2020
(unaudited)
Year Ended
May 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $27,083 $80,694 $39,001 $87,692
Net realized gain (loss) ............ 522 (12,298) 1,263 10,611
Net change in unrealized appreciation
(depreciation) ................. (21,658) 26,055 (21,268) 70,114
Net increase (decrease) in net
assets resulting from operations . 5,947 94,451 18,996 168,417
Distributions to shareholders:
Class R6 ....................... — (41,505) — (45,594)
Advisor Class ................... — (41,526) — (45,594)
Total distributions to shareholders ..... — (83,031) — (91,188)
Net increase (decrease) in net
assets ..................... 5,947 11,420 18,996 77,229
Net assets:
Beginning of period ................ 4,084,818 4,073,398 4,185,744 4,108,515
End of period ..................... $4,090,765 $4,084,818 $4,204,740 $4,185,744

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Payout 2022 Fund
Six Months Ended
November 30, 2020
(unaudited)
Year Ended
May 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $40,856 $86,750
Net realized gain (loss) ................................................. 2,795 6,793
Net change in unrealized appreciation (depreciation) ........................... (14,830) 117,437
Net increase (decrease) in net assets resulting from operations ................ 28,821 210,980
Distributions to shareholders:
Class R6 ............................................................ — (43,697)
Advisor Class ........................................................ — (43,750)
Total distributions to shareholders .......................................... — (87,447)
Net increase (decrease) in net assets ................................... 28,821 123,533
Net assets:
Beginning of period ..................................................... 3,706,604 3,583,071
End of period .......................................................... $3,735,425 $3,706,604

Franklin Fund Allocator Series

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of twenty-one
separate funds, three of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The Funds offer two classes of shares: Class
R6 and Advisor Class. Each class of shares may differ by
its voting rights on matters affecting a single class and fees due to differing arrangements for distribution and transfer
agent fees.
The following summarizes the Funds’ significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Funds'
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of November
30, 2020, each Fund has determined that no tax liability is

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Notes to Financial Statements (unaudited)

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Semiannual Report
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Distributions to shareholders
are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
e. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At November 30, 2020, there were an unlimited number of shares authorized (without par value). During the period ended
November 30, 2020 and the year ended May 31, 2020, there were no transactions of the Fund’s shares.
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
b. Income and Deferred Taxes
(continued)

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a. Management Fees
The Funds pay an investment management fee to Advisers of 0.30% per year of the average daily net assets of each of the
Funds.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Fund's average daily net assets, and is not an additional expense of the Funds.
c. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended November 30, 2020, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended November 30, 2020, investments in affiliated management investment companies were as follows:
Franklin Payout
2020 Fund
Franklin Payout
2021 Fund
Franklin Payout
2022 Fund
Transfer agent fees ........................ $410 $421 $373
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Payout 2020 Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $346,505 $3,238,003 $(80,615) $— $— $3,503,893 3,503,893 $—
Total Affiliated Securities .... $346,505 $3,238,003 $(80,615) $— $— $3,503,893 $—
Franklin Payout 2021 Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $512,564 $175,782 $(79,933) $— $— $608,413 608,413 $—
Total Affiliated Securities .... $512,564 $175,782 $(79,933) $— $— $608,413 $—
3. Transactions with Affiliates
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
e. Waiver and Expense Reimbursements
Advisers have contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding acquired fund fees and expenses and certain non-
routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Advisor
Class of the Fund do not exceed 0.44% and for Class R6 do not exceed 0.29%, based on the average net assets of each class until September 30, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
f. Other Affiliated Transactions
At November 30, 2020, Advisers owned 100% of the Funds’ outstanding shares. Investment activities of this shareholder could have a material impact on the Funds.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended November 30, 2020 the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At May 31, 2020, the capital loss carryforwards were as follows:
At November 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Payout 2022 Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $182,752 $172,738 $(76,565) $— $— $278,925 278,925 $—
Total Affiliated Securities .... $182,752 $172,738 $(76,565) $— $— $278,925 $—
Franklin Payout
2020 Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 972
Long term ............................. 18,360
Total capital loss carryforwards ............ $19,332
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2020, were as follows:
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
8. Credit Facility
The Funds together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended November 30, 2020, the Funds did not use the Global Credit Facility.
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Franklin Payout
2020 Fund
Franklin Payout
2021 Fund
Franklin Payout
2022 Fund
a a a a
Cost of investments ....................... $4,059,082 $4,089,075 $3,544,385
Unrealized appreciation ..................... $425 $71,168 $154,775
Unrealized depreciation ..................... (14) — —
Net unrealized appreciation (depreciation) ....... $411 $71,168 $154,775
Franklin Payout
2020 Fund
Franklin Payout
2021 Fund
Franklin Payout
2022 Fund
Purchases .............................. $— $— $—
Sales .................................. $3,100,432 $41,902 $52,522
5. Income Taxes
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2020, in valuing the Funds' assets carried at fair value, is as follows:
10. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Payout 2020 Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 150,054 $ — $ 150,054
U.S. Government and Agency Securities ....... — 405,546 — 405,546
Short Term Investments ................... 3,503,893 — — 3,503,893
Total Investments in Securities ........... $3,503,893 $555,600 $— $4,059,493
Franklin Payout 2021 Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — 2,507,621 — 2,507,621
Foreign Government and Agency Securities .... — 204,121 — 204,121
U.S. Government and Agency Securities ....... — 735,20 3 — 735,20 3
Municipal Bonds ......................... — 104,885 — 104,885
Short Term Investments ................... 608,413 — — 608,413
Total Investments in Securities ........... $608,413 $3,551,830 $— $4,160,243
Franklin Payout 2022 Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — 2,394,578 — 2,394,578
Foreign Government and Agency Securities .... — 206,450 — 206,450
U.S. Government and Agency Securities ....... — 663,425 — 663,425
Asset-Backed Securities .................. — 155,782 — 155,782
Short Term Investments ................... 278,925 — — 278,925
Total Investments in Securities ........... $278,925 $3,420,235 $— $3,699,160
a
For detailed categories, see the accompanying Statement of Investments.
9. Fair Value Measurements
(continued)

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Semiannual Report
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
On July 17, 2020, the Board for Franklin Payout 2020 Fund approved a proposal to liquidate the Fund. The Fund liquidated on
January 8, 2021.
Abbreviations
Selected Portfolio
FFCB Federal Farm Credit Banks Funding Corp.
FHLB Federal Home Loan Banks
GO General Obligation

Franklin Fund Allocator Series
Shareholder Information

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Semiannual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FAS3 S 01/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Fund Allocator Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc. (800) 321-8563

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services
.
N/A

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-
End Management Investment Companies.                  N/A

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.                                            N/A

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and
Affiliated Purchasers.         N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
. During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                      N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By ___S\MATTHEW T. HINKLE _________________________

Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date  January 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By ___S\MATTHEW T. HINKLE _________________________

Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date  January 26, 2021

By __S\ROBERT G. KUBILIS__________________________
Robert G. Kubilis
Chief Financial Officer and Chief Accounting Officer
Date  January 26, 2021